December 31, 2017

• Separate Account B of
Pacific Life Insurance Company

Annual Report

TABLE OF CONTENTS

SEPARATE ACCOUNT B

Schedule of Investments	1
Financial Statements:
Statements of Assets and Liabilities	2
Statements of Operations	4
Statements of Changes in Net Assets	6
Financial Highlights	11
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	17

The 2017 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	585	$5,220	$5,789
High Yield Bond	High Yield Bond Class I *	2,914	14,974	23,447
Inflation Managed	Inflation Managed Class I *	4,071	41,280	42,955
Managed Bond	Managed Bond Class I *	84,660	869,902	1,081,792
Short Duration Bond	Short Duration Bond Class I *	310	2,747	3,050
Comstock	Comstock Class I *	5,363	37,273	84,814
Developing Growth	Developing Growth Class I *	21,267	152,659	322,836
Dividend Growth	Dividend Growth Class I *	109	677	2,184
Equity Index	Equity Index Class I *	455	11,595	28,587
Focused Growth	Focused Growth Class I *	14,427	246,603	386,063
Growth	Growth Class I *	22,326	277,073	630,884
Large-Cap Growth	Large-Cap Growth Class I *	16,415	86,001	180,248
Large-Cap Value	Large-Cap Value Class I *	14,633	126,162	323,711
Main Street® Core	Main Street Core Class I *	70,783	1,284,904	2,739,030
Mid-Cap Equity	Mid-Cap Equity Class I *	7,903	78,016	166,795
Mid-Cap Growth	Mid-Cap Growth Class I *	18,668	122,689	246,304
Small-Cap Index	Small-Cap Index Class I *	6,538	53,825	153,316
Small-Cap Value	Small-Cap Value Class I *	6,643	94,450	142,245
Emerging Markets	Emerging Markets Class I *	2,162	17,199	40,235
International Large-Cap	International Large-Cap Class I *	12,870	71,704	123,551
International Small-Cap	International Small-Cap Class I *	8,875	99,866	102,154
International Value	International Value Class I *	23,635	207,457	304,275
Health Sciences	Health Sciences Class I *	1,125	19,365	40,186
Real Estate	Real Estate Class I *	796	7,544	19,290

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	1,835	38,716	42,932
American Funds IS Growth Class 4	American Funds IS Growth Class 4	842	56,871	64,495
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	1,678	75,540	82,736

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	60,315	60,315	60,315

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Diversified	High Yield	Inflation	Managed	Short Duration
	Bond	Bond	Managed	Bond	Bond	Comstock
ASSETS
Investments in mutual funds, at value	$5,789	$23,447	$42,955	$1,081,792	$3,050	$84,814
Receivables:
Due from Pacific Life Insurance Company	—	5	—	—	1	—
Investments sold	—	1	32	40,482	—	3
Total Assets	5,789	23,453	42,987	1,122,274	3,051	84,817
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	—	78	40,457	—	4
Total Liabilities	2	—	78	40,457	—	4
NET ASSETS	$5,787	$23,453	$42,909	$1,081,817	$3,051	$84,813
Units Outstanding	406	1,107	2,107	44,531	286	4,141
Accumulation Unit Value	$14.27	$21.18	$20.36	$24.29	$10.67	$20.48
Cost of Investments	$5,220	$14,974	$41,280	$869,902	$2,747	$37,273

	Developing	Dividend	Equity	Focused		Large-Cap
	Growth	Growth	Index	Growth	Growth	Growth
ASSETS
Investments in mutual funds, at value	$322,836	$2,184	$28,587	$386,063	$630,884	$180,248
Receivables:
Due from Pacific Life Insurance Company	—	5	—	—	—	11
Investments sold	22	—	1	9	44	7
Total Assets	322,858	2,189	28,588	386,072	630,928	180,266
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11	—	11	28	20	—
Total Liabilities	11	—	11	28	20	—
NET ASSETS	$322,847	$2,189	$28,577	$386,044	$630,908	$180,266
Units Outstanding	21,560	94	1,416	15,144	31,692	11,863
Accumulation Unit Value	$14.97	$23.29	$20.18	$25.49	$19.91	$15.20
Cost of Investments	$152,659	$677	$11,595	$246,603	$277,073	$86,001

	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Value	Core	Equity	Growth	Index	Value
ASSETS
Investments in mutual funds, at value	$323,711	$2,739,030	$166,795	$246,304	$153,316	$142,245
Receivables:
Investments sold	12	44,799	6	10	6	13
Total Assets	323,723	2,783,829	166,801	246,314	153,322	142,258
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	20	44,734	29	22	30	51
Total Liabilities	20	44,734	29	22	30	51
NET ASSETS	$323,703	$2,739,095	$166,772	$246,292	$153,292	$142,207
Units Outstanding	12,689	146,099	3,694	14,481	5,931	3,213
Accumulation Unit Value	$25.51	$18.75	$45.15	$17.01	$25.85	$44.26
Cost of Investments	$126,162	$1,284,904	$78,016	$122,689	$53,825	$94,450

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
ASSETS
Investments in mutual funds, at value	$40,235	$123,551	$102,154	$304,275	$40,186	$19,290
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	2	—
Investments sold	2	5	4	9,744	2	1
Total Assets	40,237	123,556	102,158	314,019	40,190	19,291
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	36	15	11	9,731	—	40
Total Liabilities	36	15	11	9,731	—	40
NET ASSETS	$40,201	$123,541	$102,147	$304,288	$40,190	$19,251
Units Outstanding	1,198	7,834	6,903	20,881	914	353
Accumulation Unit Value	$33.55	$15.77	$14.80	$14.57	$43.96	$54.55
Cost of Investments	$17,199	$71,704	$99,866	$207,457	$19,365	$7,544

					Fidelity VIP
		American Funds	American Funds	American Funds	Government
		IS Asset Allocation	IS Growth	IS Growth-Income	Money Market
	Technology (1)	Class 4	Class 4	Class 4	Service Class
ASSETS
Investments in mutual funds, at value	$—	$42,932	$64,495	$82,736	$60,315
Receivables:
Due from Pacific Life Insurance Company	—	—	1	—	22
Investments sold	—	2	2	3	—
Total Assets	—	42,934	64,498	82,739	60,337
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6	12	16	—
Investments purchased	—	—	—	—	4
Total Liabilities	—	6	12	16	4
NET ASSETS	$—	$42,928	$64,486	$82,723	$60,333
Units Outstanding	—	3,551	4,785	6,391	6,307
Accumulation Unit Value	See Note (1)	$12.09	$13.48	$12.94	$9.57
Cost of Investments	$—	$38,716	$56,871	$75,540	$60,315

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Diversified Bond	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond	Comstock
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	365	288	528	15,484	37	957
Administrative fees	44	34	63	1,858	5	115
Total Expenses	409	322	591	17,342	42	1,072
Net Investment Income (Loss)	(409)	(322)	(591)	(17,342)	(42)	(1,072)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	785	356	20	50,823	4	362
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	785	356	20	50,823	4	362
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,608	1,373	1,536	8,935	34	12,554
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,984	$1,407	$965	$42,416	$(4)	$11,844

	Developing Growth	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	4,122	38	339	2,584	8,187	2,016
Administrative fees	495	5	41	310	982	242
Total Expenses	4,617	43	380	2,894	9,169	2,258
Net Investment Income (Loss)	(4,617)	(43)	(380)	(2,894)	(9,169)	(2,258)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	27,745	9,867	1,038	182	76,886	586
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	27,745	9,867	1,038	182	76,886	586
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	56,884	(9,096)	4,252	51,037	103,723	45,475
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,012	$728	$4,910	$48,325	$171,440	$43,803

	Large-Cap Value	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	3,989	34,613	1,920	2,279	1,772	2,778
Administrative fees	479	4,154	230	274	213	333
Total Expenses	4,468	38,767	2,150	2,553	1,985	3,111
Net Investment Income (Loss)	(4,468)	(38,767)	(2,150)	(2,553)	(1,985)	(3,111)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	8,776	179,379	6,021	4,223	291	30,233
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	8,776	179,379	6,021	4,223	291	30,233
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	32,752	255,591	27,548	40,411	18,694	(8,257)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,060	$396,203	$31,419	$42,081	$17,000	$18,865

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

	Variable Accounts
	Emerging Markets	International Large-Cap	International Small-Cap (1)	International Value	Health Sciences	Real Estate
INVESTMENT INCOME
Dividends (2)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	449	1,419	120	4,172	478	224
Administrative fees	54	170	14	501	57	27
Total Expenses	503	1,589	134	4,673	535	251
Net Investment Income (Loss)	(503)	(1,589)	(134)	(4,673)	(535)	(251)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	231	656	—	13,959	336	5,749
Capital gain distributions (2)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	231	656	—	13,959	336	5,749
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	10,172	26,356	2,288	51,305	7,922	(4,907)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,900	$25,423	$2,154	$60,591	$7,723	$591

		American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	Fidelity VIP Government Money Market
	Technology (3)	Class 4	Class 4	Class 4	Service Class
INVESTMENT INCOME
Dividends (2)	$—	$550	$259	$994	$421
EXPENSES
Mortality and expense risk	14	505	730	956	959
Administrative fees	1	61	88	115	115
Total Expenses	15	566	818	1,071	1,074
Net Investment Income (Loss)	(15)	(16)	(559)	(77)	(653)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	993	20	43	(1,242)	—
Capital gain distributions (2)	—	1,841	5,609	4,869	—
Realized Gain (Loss) on Investments	993	1,861	5,652	3,627	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(572)	3,528	8,311	11,153	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406	$5,373	$13,404	$14,703	$(653)

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

(3) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Diversified Bond		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(409)	$(432)	$(322)	$(318)	$(591)	$(666)
Realized gain (loss) on investments	785	(2)	356	343	20	(346)
Change in net unrealized appreciation (depreciation) on investments	1,608	(1,199)	1,373	2,948	1,536	2,944
Net Increase (Decrease) in Net Assets Resulting from Operations	1,984	(1,633)	1,407	2,973	965	1,932
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	2,824	65,605	62	(1,457)	1,773	(3,404)
Contract benefits and terminations	(64,413)	—	(1,218)	—	(2,713)	(9,607)
Contract charges and deductions	(23)	(20)	(9)	(13)	(53)	(60)
Other	6	(2)	—	1	(2)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(61,606)	65,583	(1,165)	(1,469)	(995)	(13,072)
NET INCREASE (DECREASE) IN NET ASSETS	(59,622)	63,950	242	1,504	(30)	(11,140)
NET ASSETS
Beginning of Year	65,409	1,459	23,211	21,707	42,939	54,079
End of Year	$5,787	$65,409	$23,453	$23,211	$42,909	$42,939

	Managed Bond		Short Duration Bond		Comstock
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(17,342)	$(18,593)	$(42)	$(73)	$(1,072)	$(881)
Realized gain (loss) on investments	50,823	17,640	4	251	362	226
Change in net unrealized appreciation (depreciation) on investments	8,935	21,245	34	(146)	12,554	10,724
Net Increase (Decrease) in Net Assets Resulting from Operations	42,416	20,292	(4)	32	11,844	10,069
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,024	162	—	—	—	—
Transfers between variable and fixed accounts, net	53,006	(22,835)	—	(2,776)	—	2,960
Contract benefits and terminations	(300,238)	(71,042)	—	—	(1,592)	—
Contract charges and deductions	(529)	(621)	(2)	(4)	(24)	(24)
Other	(355)	5	(1)	(1)	—	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(246,092)	(94,331)	(3)	(2,781)	(1,616)	2,934
NET INCREASE (DECREASE) IN NET ASSETS	(203,676)	(74,039)	(7)	(2,749)	10,228	13,003
NET ASSETS
Beginning of Year	1,285,493	1,359,532	3,058	5,807	74,585	61,582
End of Year	$1,081,817	$1,285,493	$3,051	$3,058	$84,813	$74,585

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Developing Growth		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,617)	$(4,871)	$(43)	$(548)	$(380)	$(344)
Realized gain (loss) on investments	27,745	11,273	9,867	120	1,038	190
Change in net unrealized appreciation (depreciation) on investments	56,884	(20,057)	(9,096)	4,173	4,252	2,555
Net Increase (Decrease) in Net Assets Resulting from Operations	80,012	(13,655)	728	3,745	4,910	2,401
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	(2,789)	(13,764)	(184)	(88)	(75)	26
Contract benefits and terminations	(72,082)	(45,578)	(39,486)	(251)	(2,438)	(375)
Contract charges and deductions	(228)	(249)	(5)	(4)	(28)	(38)
Other	6	4	(7)	—	(8)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(75,093)	(59,587)	(39,682)	(343)	(2,549)	(387)
NET INCREASE (DECREASE) IN NET ASSETS	4,919	(73,242)	(38,954)	3,402	2,361	2,014
NET ASSETS
Beginning of Year	317,928	391,170	41,143	37,741	26,216	24,202
End of Year	$322,847	$317,928	$2,189	$41,143	$28,577	$26,216

	Focused Growth		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,894)	$(2,377)	$(9,169)	$(9,507)	$(2,258)	$(1,908)
Realized gain (loss) on investments	182	(67)	76,886	24,148	586	(114)
Change in net unrealized appreciation (depreciation) on investments	51,037	4,125	103,723	(9,166)	45,475	935
Net Increase (Decrease) in Net Assets Resulting from Operations	48,325	1,681	171,440	5,475	43,803	(1,087)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,400	2,400	2,753	360	1,800	1,800
Transfers between variable and fixed accounts, net	158,987	—	(13,953)	(6,967)	(1,095)	(3,140)
Contract benefits and terminations	(471)	—	(158,485)	(84,203)	(2,660)	(26)
Contract charges and deductions	(6)	(11)	(328)	(361)	(38)	(44)
Other	(9)	(1)	24	7	4	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	160,901	2,388	(169,989)	(91,164)	(1,989)	(1,409)
NET INCREASE (DECREASE) IN NET ASSETS	209,226	4,069	1,451	(85,689)	41,814	(2,496)
NET ASSETS
Beginning of Year	176,818	172,749	629,457	715,146	138,452	140,948
End of Year	$386,044	$176,818	$630,908	$629,457	$180,266	$138,452

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Large-Cap Value		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,468)	$(4,023)	$(38,767)	$(37,987)	$(2,150)	$(1,873)
Realized gain (loss) on investments	8,776	1,052	179,379	185,288	6,021	1,005
Change in net unrealized appreciation (depreciation) on investments	32,752	35,518	255,591	118,924	27,548	22,446
Net Increase (Decrease) in Net Assets Resulting from Operations	37,060	32,547	396,203	266,225	31,419	21,578
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,960	3,960	3,863	558	4,788	600
Transfers between variable and fixed accounts, net	(2,890)	39,108	(25,540)	(235,171)	(239)	(2,148)
Contract benefits and terminations	(48,662)	(2,925)	(301,426)	(185,385)	(18,200)	(225)
Contract charges and deductions	(46)	(58)	(1,343)	(1,514)	(24)	(48)
Other	3	(3)	17	26	(15)	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(47,635)	40,082	(324,429)	(421,486)	(13,690)	(1,825)
NET INCREASE (DECREASE) IN NET ASSETS	(10,575)	72,629	71,774	(155,261)	17,729	19,753
NET ASSETS
Beginning of Year	334,278	261,649	2,667,321	2,822,582	149,043	129,290
End of Year	$323,703	$334,278	$2,739,095	$2,667,321	$166,772	$149,043

	Mid-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,553)	$(2,529)	$(1,985)	$(1,656)	$(3,111)	$(3,514)
Realized gain (loss) on investments	4,223	(131)	291	(32)	30,233	33,005
Change in net unrealized appreciation (depreciation) on investments	40,411	11,320	18,694	23,520	(8,257)	47,672
Net Increase (Decrease) in Net Assets Resulting from Operations	42,081	8,660	17,000	21,832	18,865	77,163
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	600	600	840	840	—	—
Transfers between variable and fixed accounts, net	49,826	(42)	46	(1,574)	(58,945)	(40,740)
Contract benefits and terminations	(35,205)	—	(701)	(225)	(30,000)	(40,000)
Contract charges and deductions	(5)	(16)	(38)	(46)	(12)	(14)
Other	(5)	—	(4)	(3)	(4)	(12)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	15,211	542	143	(1,008)	(88,961)	(80,766)
NET INCREASE (DECREASE) IN NET ASSETS	57,292	9,202	17,143	20,824	(70,096)	(3,603)
NET ASSETS
Beginning of Year	189,000	179,798	136,149	115,325	212,303	215,906
End of Year	$246,292	$189,000	$153,292	$136,149	$142,207	$212,303

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Emerging Markets		International Large-Cap		International Small-Cap (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(503)	$(426)	$(1,589)	$(1,366)	$(134)
Realized gain (loss) on investments	231	511	656	29	—
Change in net unrealized appreciation (depreciation) on investments	10,172	1,501	26,356	(103)	2,288
Net Increase (Decrease) in Net Assets Resulting from Operations	9,900	1,586	25,423	(1,440)	2,154
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	300	—	600	—
Transfers between variable and fixed accounts, net	—	(1,235)	(147)	1,099	100,000
Contract benefits and terminations	—	—	(1,839)	(111)	—
Contract charges and deductions	(1)	(2)	(51)	(58)	—
Other	(5)	1	(3)	(1)	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6)	(936)	(2,040)	1,529	99,993
NET INCREASE (DECREASE) IN NET ASSETS	9,894	650	23,383	89	102,147
NET ASSETS
Beginning of Year or Period	30,307	29,657	100,158	100,069	—
End of Year or Period	$40,201	$30,307	$123,541	$100,158	$102,147

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,673)	$(5,063)	$(535)	$(693)	$(251)	$(389)
Realized gain (loss) on investments	13,959	(7,535)	336	(1,278)	5,749	495
Change in net unrealized appreciation (depreciation) on investments	51,305	14,905	7,922	(2,538)	(4,907)	1,324
Net Increase (Decrease) in Net Assets Resulting from Operations	60,591	2,307	7,723	(4,509)	591	1,430
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	729	—	—	—	1,800	900
Transfers between variable and fixed accounts, net	(13,549)	5,210	—	—	67	(13)
Contract benefits and terminations	(79,128)	(67,786)	(15,057)	(5,733)	(11,518)	(3,531)
Contract charges and deductions	(169)	(183)	(41)	(41)	(14)	(18)
Other	(2)	9	7	—	—	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(92,119)	(62,750)	(15,091)	(5,774)	(9,665)	(2,668)
NET INCREASE (DECREASE) IN NET ASSETS	(31,528)	(60,443)	(7,368)	(10,283)	(9,074)	(1,238)
NET ASSETS
Beginning of Year	335,816	396,259	47,558	57,841	28,325	29,563
End of Year	$304,288	$335,816	$40,190	$47,558	$19,251	$28,325

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
			American Funds IS Asset		American Funds IS
	Technology (1)		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(15)	$(28)	$(16)	$46	$(559)	$(347)
Realized gain (loss) on investments	993	9	1,861	769	5,652	3,911
Change in net unrealized appreciation (depreciation) on investments	(572)	(148)	3,528	1,634	8,311	(120)
Net Increase (Decrease) in Net Assets Resulting from Operations	406	(167)	5,373	2,449	13,404	3,444
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	—	—	—	4,135	—	4,135
Contract benefits and terminations	(2,368)	—	—	—	—	—
Contract charges and deductions	—	(4)	(33)	(30)	(56)	(57)
Other	2	(2)	—	(1)	(3)	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,366)	(6)	(33)	4,104	(59)	4,080
NET INCREASE (DECREASE) IN NET ASSETS	(1,960)	(173)	5,340	6,553	13,345	7,524
NET ASSETS
Beginning of Year or Period	1,960	2,133	37,588	31,035	51,141	43,617
End of Year or Period	$—	$1,960	$42,928	$37,588	$64,486	$51,141

	American Funds IS		Fidelity VIP Government
	Growth-Income Class 4		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(77)	$(56)	$(653)	$(1,105)
Realized gain (loss) on investments	3,627	9,112	—	—
Change in net unrealized appreciation (depreciation) on investments	11,153	(928)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	14,703	8,128	(653)	(1,105)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	493	—
Transfers between variable and fixed accounts, net	(28)	4,129	2,842	1,857
Contract benefits and terminations	(35,043)	(8,068)	(27,600)	(1,752)
Contract charges and deductions	(29)	(44)	(17)	(19)
Other	(1)	3	1	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(35,101)	(3,980)	(24,281)	85
NET INCREASE (DECREASE) IN NET ASSETS	(20,398)	4,148	(24,934)	(1,020)
NET ASSETS
Beginning of Year	103,121	98,973	85,267	86,287
End of Year	$82,723	$103,121	$60,333	$85,267

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Diversified Bond
2017	$14.27	406	$5,787	0.00%	1.40%	5.40%
2016	13.54	4,831	65,409	0.00%	1.40%	3.59%
2015	13.07	112	1,459	0.00%	1.40%	(0.35)%
2014	13.12	1,940	25,442	0.00%	1.40%	6.20%
2013	12.35	2,168	26,772	0.00%	1.40%	(2.52)%
High Yield Bond
2017	$21.18	1,107	$23,453	0.00%	1.40%	6.26%
2016	19.93	1,165	23,211	0.00%	1.40%	13.77%
2015	17.52	1,239	21,707	0.00%	1.40%	(5.96)%
2014	18.63	1,744	32,495	0.00%	1.40%	(1.02)%
2013	18.82	1,899	35,743	0.00%	1.40%	5.76%
Inflation Managed
2017	$20.36	2,107	$42,909	0.00%	1.40%	2.24%
2016	19.91	2,156	42,939	0.00%	1.40%	3.66%
2015	19.21	2,815	54,079	0.00%	1.40%	(4.41)%
2014	20.10	4,134	83,078	0.00%	1.40%	1.68%
2013	19.76	4,295	84,881	0.00%	1.40%	(10.18)%
Managed Bond
2017	$24.29	44,531	$1,081,817	0.00%	1.40%	3.27%
2016	23.53	54,643	1,285,493	0.00%	1.40%	1.45%
2015	23.19	58,627	1,359,532	0.00%	1.40%	(0.84)%
2014	23.39	68,869	1,610,515	0.00%	1.40%	2.98%
2013	22.71	75,708	1,719,188	0.00%	1.40%	(3.57)%
Short Duration Bond
2017	$10.67	286	$3,051	0.00%	1.40%	(0.15)%
2016	10.68	286	3,058	0.00%	1.40%	0.28%
2015	10.65	545	5,807	0.00%	1.40%	(1.08)%
2014	10.77	1,923	20,709	0.00%	1.40%	(0.73)%
2013	10.85	1,892	20,528	0.00%	1.40%	(1.00)%
Comstock
2017	$20.48	4,141	$84,813	0.00%	1.40%	16.13%
2016	17.63	4,229	74,585	0.00%	1.40%	15.87%
2015	15.22	4,046	61,582	0.00%	1.40%	(7.36)%
2014	16.43	4,049	66,523	0.00%	1.40%	7.64%
2013	15.26	4,056	61,904	0.00%	1.40%	33.70%
Developing Growth
2017	$14.97	21,560	$322,847	0.00%	1.40%	28.41%
2016	11.66	27,263	317,928	0.00%	1.40%	(3.81)%
2015	12.12	32,265	391,170	0.00%	1.40%	(9.63)%
2014	13.42	32,983	442,473	0.00%	1.40%	(0.92)%
2013	13.54	39,084	529,199	0.00%	1.40%	32.01%
Dividend Growth
2017	$23.29	94	$2,189	0.00%	1.40%	17.42%
2016	19.84	2,074	41,143	0.00%	1.40%	9.92%
2015	18.05	2,091	37,741	0.00%	1.40%	0.67%
2014	17.93	2,370	42,487	0.00%	1.40%	10.55%
2013	16.22	2,400	38,912	0.00%	1.40%	28.30%
Equity Index
2017	$20.18	1,416	$28,577	0.00%	1.40%	19.80%
2016	16.84	1,556	26,216	0.00%	1.40%	10.06%
2015	15.30	1,582	24,202	0.00%	1.40%	(0.27)%
2014	15.34	1,607	24,654	0.00%	1.40%	11.81%
2013	13.72	1,647	22,600	0.00%	1.40%	30.09%
Focused Growth
2017	$25.49	15,144	$386,044	0.00%	1.40%	27.71%
2016	19.96	8,858	176,818	0.00%	1.40%	0.93%
2015	19.78	8,734	172,749	0.00%	1.40%	8.56%
2014	18.22	8,020	146,108	0.00%	1.40%	8.55%
2013	16.78	8,036	134,878	0.00%	1.40%	31.66%

See Notes to Financial Statements	See explanation of references on page 13

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Growth
2017	$19.91	31,692	$630,908	0.00%	1.40%	29.82%
2016	15.33	41,048	629,457	0.00%	1.40%	0.80%
2015	15.21	47,007	715,146	0.00%	1.40%	5.97%
2014	14.36	49,189	706,191	0.00%	1.40%	7.36%
2013	13.37	54,560	729,583	0.00%	1.40%	32.48%
Large-Cap Growth
2017	$15.20	11,863	$180,266	0.00%	1.40%	31.84%
2016	11.53	12,012	138,452	0.00%	1.40%	(0.89)%
2015	11.63	12,120	140,948	0.00%	1.40%	4.61%
2014	11.12	11,217	124,689	0.00%	1.40%	6.92%
2013	10.40	10,894	113,262	0.00%	1.40%	35.57%
Large-Cap Value
2017	$25.51	12,689	$323,703	0.00%	1.40%	12.37%
2016	22.70	14,724	334,278	0.00%	1.40%	11.30%
2015	20.40	12,828	261,649	0.00%	1.40%	(4.33)%
2014	21.32	12,647	269,649	0.00%	1.40%	9.95%
2013	19.39	12,499	242,376	0.00%	1.40%	30.42%
Main Street Core
2017	$18.75	146,099	$2,739,095	0.00%	1.40%	15.46%
2016	16.24	164,267	2,667,321	0.00%	1.40%	10.28%
2015	14.72	191,691	2,822,582	0.00%	1.40%	1.92%
2014	14.45	213,373	3,082,721	0.00%	1.40%	9.27%
2013	13.22	236,207	3,122,970	0.00%	1.40%	29.94%
Mid-Cap Equity
2017	$45.15	3,694	$166,772	0.00%	1.40%	22.55%
2016	36.84	4,045	149,043	0.00%	1.40%	16.78%
2015	31.55	4,098	129,290	0.00%	1.40%	0.15%
2014	31.50	4,158	130,965	0.00%	1.40%	2.78%
2013	30.65	4,955	151,869	0.00%	1.40%	34.32%
Mid-Cap Growth
2017	$17.01	14,481	$246,292	0.00%	1.40%	25.72%
2016	13.53	13,972	189,000	0.00%	1.40%	4.80%
2015	12.91	13,929	179,798	0.00%	1.40%	(7.04)%
2014	13.89	13,550	188,149	0.00%	1.40%	6.99%
2013	12.98	13,372	173,558	0.00%	1.40%	31.24%
Small-Cap Index
2017	$25.85	5,931	$153,292	0.00%	1.40%	12.48%
2016	22.98	5,925	136,149	0.00%	1.40%	18.99%
2015	19.31	5,972	115,325	0.00%	1.40%	(6.25)%
2014	20.60	5,621	115,770	0.00%	1.40%	2.94%
2013	20.01	5,591	111,871	0.00%	1.40%	36.36%
Small-Cap Value
2017	$44.26	3,213	$142,207	0.00%	1.40%	7.15%
2016	41.30	5,140	212,303	0.00%	1.40%	27.80%
2015	32.32	6,680	215,906	0.00%	1.40%	(5.67)%
2014	34.26	7,206	246,889	0.00%	1.40%	4.17%
2013	32.89	489	16,088	0.00%	1.40%	30.65%
Emerging Markets
2017	$33.55	1,198	$40,201	0.00%	1.40%	32.65%
2016	25.29	1,198	30,307	0.00%	1.40%	4.99%
2015	24.09	1,231	29,657	0.00%	1.40%	(15.24)%
2014	28.42	1,278	36,311	0.00%	1.40%	(6.32)%
2013	30.34	5,963	180,886	0.00%	1.40%	7.24%
International Large-Cap
2017	$15.77	7,834	$123,541	0.00%	1.40%	25.74%
2016	12.54	7,986	100,158	0.00%	1.40%	(1.46)%
2015	12.73	7,863	100,069	0.00%	1.40%	(1.82)%
2014	12.96	8,086	104,823	0.00%	1.40%	(6.34)%
2013	13.84	8,007	110,829	0.00%	1.40%	16.78%
International Small-Cap (4)
11/22/2017 - 12/31/2017	$14.80	6,903	$102,147	0.00%	1.40%	2.15%

See Notes to Financial Statements	See explanation of references on page 13

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
2017	$14.57	20,881	$304,288	0.00%	1.40%	19.89%
2016	12.15	27,628	335,816	0.00%	1.40%	1.55%
2015	11.97	33,105	396,259	0.00%	1.40%	(3.99)%
2014	12.47	33,642	419,409	0.00%	1.40%	(11.79)%
2013	14.13	35,537	502,250	0.00%	1.40%	19.99%
Health Sciences
2017	$43.96	914	$40,190	0.00%	1.40%	22.25%
2016	35.96	1,323	47,558	0.00%	1.40%	(7.28)%
2015	38.78	1,491	57,841	0.00%	1.40%	8.07%
2014	35.89	1,002	35,945	0.00%	1.40%	22.80%
2013	29.22	709	20,727	0.00%	1.40%	54.32%
Real Estate
2017	$54.55	353	$19,251	0.00%	1.40%	1.80%
2016	53.58	529	28,325	0.00%	1.40%	5.11%
2015	50.97	580	29,563	0.00%	1.40%	0.11%
2014	50.92	715	36,401	0.00%	1.40%	28.78%
2013	39.54	6,666	263,572	0.00%	1.40%	0.30%
Technology (5)
01/01/2017 - 06/27/2017	$8.24	—	$—	0.00%	1.40%	20.79%
2016	6.82	287	1,960	0.00%	1.40%	(7.91)%
2015	7.41	288	2,133	0.00%	1.40%	(4.39)%
2014	7.75	288	2,235	0.00%	1.40%	8.33%
2013	7.15	512	3,663	0.00%	1.40%	20.80%
American Funds IS Asset Allocation Class 4
2017	$12.09	3,551	$42,928	1.36%	1.40%	14.30%
2016	10.58	3,554	37,588	1.54%	1.40%	7.65%
10/30/2015 - 12/31/2015	9.82	3,159	31,035	9.00%	1.40%	(1.76)%
American Funds IS Growth Class 4
2017	$13.48	4,785	$64,486	0.44%	1.40%	26.21%
2016	10.68	4,789	51,141	0.62%	1.40%	7.70%
10/30/2015 - 12/31/2015	9.91	4,399	43,617	4.10%	1.40%	(0.85)%
American Funds IS Growth-Income Class 4
2017	$12.94	6,391	$82,723	1.30%	1.40%	20.38%
2016	10.75	9,592	103,121	1.34%	1.40%	9.71%
10/30/2015 - 12/31/2015	9.80	10,100	98,973	7.52%	1.40%	(2.01)%
Fidelity VIP Government Money Market Service Class
2017	$9.57	6,307	$60,333	0.55%	1.40%	(0.82)%
2016	9.65	8,841	85,267	0.10%	1.40%	(1.28)%
2015	9.77	8,832	86,287	0.01%	1.40%	(1.38)%
04/30/2014 - 12/31/2014	9.91	12,109	119,961	0.01%	1.40%	(0.93)%

(1)  The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds are in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)  The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)  Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E and administrative fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)  Operations commenced or resumed during 2017 (See Note 1 in Notes to Financial Statements).

(5)  All units were fully redeemed or transferred prior to December 31, 2017. The AUV is as of the period ended as indicated. The investment income ratio and total return were calculated for the period indicated.

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), American Funds Insurance Series, and Fidelity Variable Insurance Products Funds (collectively, the “Funds”). The Variable Accounts which have not commenced operations are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The International Small-Cap Variable Account commenced or resumed operations on November 22, 2017.  The units in the Technology Variable Account were fully redeemed or transferred prior to December 31, 2017.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations, and maintenance fees and any state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the year or period ended December 31, 2017.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$2,821	$64,843
High Yield Bond	56	1,543
Inflation Managed	1,730	3,314
Managed Bond	49,309	312,752
Short Duration Bond	—	44
Comstock	—	2,688
Developing Growth	1,424	81,139
Dividend Growth	—	39,728
Equity Index	—	2,927
Focused Growth	161,176	3,160
Growth	6,093	185,266
Large-Cap Growth	1,642	5,893
Large-Cap Value	4,025	56,132
Main Street Core	7,635	370,853
Mid-Cap Equity	4,620	20,456
Mid-Cap Growth	50,406	37,744
Small-Cap Index	768	2,607
Small-Cap Value	100,059	192,127
Emerging Markets	—	501
International Large-Cap	—	3,627
International Small-Cap	100,000	133
International Value	742	97,540
Health Sciences	—	15,627
Real Estate	1,844	11,759
Technology	—	2,383
American Funds IS Asset Allocation Class 4	2,391	598
American Funds IS Growth Class 4	5,868	873
American Funds IS Growth-Income Class 4	5,864	36,172
Fidelity VIP Government Money Market Service Class	3,584	28,519

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	208	(4,633)	(4,425)	4,721	(2)	4,719
High Yield Bond	3	(61)	(58)	—	(74)	(74)
Inflation Managed	88	(137)	(49)	60	(719)	(659)
Managed Bond	2,295	(12,407)	(10,112)	931	(4,915)	(3,984)
Short Duration Bond	—	—	—	—	(259)	(259)
Comstock	—	(88)	(88)	185	(2)	183
Developing Growth	168	(5,871)	(5,703)	2,651	(7,653)	(5,002)
Dividend Growth	—	(1,980)	(1,980)	5	(22)	(17)
Equity Index	—	(140)	(140)	5	(31)	(26)
Focused Growth	6,306	(20)	6,286	124	—	124
Growth	411	(9,767)	(9,356)	1,227	(7,186)	(5,959)
Large-Cap Growth	132	(281)	(149)	208	(316)	(108)
Large-Cap Value	183	(2,218)	(2,035)	2,377	(481)	1,896
Main Street Core	579	(18,747)	(18,168)	486	(27,910)	(27,424)
Mid-Cap Equity	124	(475)	(351)	19	(72)	(53)
Mid-Cap Growth	3,042	(2,533)	509	50	(7)	43
Small-Cap Index	38	(32)	6	46	(93)	(47)
Small-Cap Value	2,316	(4,243)	(1,927)	5,485	(7,025)	(1,540)
Emerging Markets	—	—	—	13	(46)	(33)
International Large-Cap	—	(152)	(152)	141	(18)	123
International Small-Cap	6,903	—	6,903
International Value	73	(6,820)	(6,747)	1,585	(7,062)	(5,477)
Health Sciences	—	(409)	(409)	—	(168)	(168)
Real Estate	35	(211)	(176)	17	(68)	(51)
Technology	—	(287)	(287)	—	(1)	(1)
American Funds IS Asset Allocation Class 4	—	(3)	(3)	398	(3)	395
American Funds IS Growth Class 4	—	(4)	(4)	395	(5)	390
American Funds IS Growth-Income Class 4	—	(3,201)	(3,201)	399	(907)	(508)
Fidelity VIP Government Money Market Service Class	347	(2,881)	(2,534)	213	(204)	9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Separate Account B of Pacific Life Insurance Company (the “Separate Account”) comprising Diversified Bond, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, and Fidelity VIP Government Money Market Service Class Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account B of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the period then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Separate Account B of Pacific Life Insurance Company since 1997.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 480-18A